Share Capital (Tables)	6 Months Ended
Jun. 30, 2014
Equity [Abstract]
Schedule of Stock by Class

Authorized share capital:
(in thousands of $ except per share amount)	2014	2013
200 million common shares of $0.01 each (2013: 50 million shares)	2,000	500

In June 2014, a resolution was passed at a special general meeting of the shareholders of the Company to increase the authorized share capital from $500,000 to $2,000,000 divided into common shares of $0.01 par value each.

Issued and fully paid share capital:
(in thousands of $ except per share amount)	2014	2013
49,121,550 common shares of $0.01 par value (2013: 30,472,061 shares)	491	305